Acquisitions (Tables)	12 Months Ended
Jan. 31, 2025
Acquisitions
Schedule of preliminary purchase price allocation for businesses acquired

					Seller-
	OCR	ASD	BoxTop	MCP	cloud	Total
Purchase price consideration:
Cash, net of cash acquired related to OCR ($5,743), ASD ($2,475), BoxTop ($1,012), MCP ($2,105) and Sellercloud ($362)	82,849	62,522	12,111	22,508	110,214	290,204
Contingent consideration	—	—	—	1,679	5,364	7,043
Net working capital adjustments (receivable) / payable	164	124	(19)	(217)	196	248
	83,013	62,646	12,092	23,970	115,774	297,495
Allocated to:
Current assets, excluding cash acquired	4,669	4,445	58	17	933	10,122
Deferred income tax assets	77	—	—	—	—	77
Right-of-use assets	59	—	186	—	—	245
Other long-term assets	13	6	1	—	5	25
Current liabilities	(906)	(1,108)	(488)	(1,160)	(437)	(4,099)
Deferred revenue	(11,145)	(330)	(454)	(1,816)	(236)	(13,981)
Lease obligations	(59)	—	(186)	—	—	(245)
Deferred income tax liabilities	(13,107)	(3,319)	(1,743)	—	—	(18,169)
Net tangible assets (liabilities) assumed	(20,399)	(306)	(2,626)	(2,959)	265	(26,025)

Finite life intangible assets acquired:
Customer agreements and relationships	24,200	12,247	2,926	4,900	17,300	61,573
Existing technology	25,000	14,377	3,944	8,300	25,200	76,821
Trade names	1,500	298	25	150	250	2,223
Non-compete covenants	600	426	76	150	700	1,952
Goodwill	52,112	35,604	7,747	13,429	72,059	180,951
	83,013	62,646	12,092	23,970	115,774	297,495

	Ground-
	Cloud	Localz	Total
Purchase price consideration:
Cash, less cash acquired related to GroundCloud ($4,381) and Localz (Nil)	136,843	5,857	142,700
Contingent consideration	19,550	—	19,550
Net working capital adjustments (receivable) / payable	458	(5)	453
	156,851	5,852	162,703
Allocated to:
Current assets, excluding cash acquired	3,245	619	3,864
Right-of-use Assets	144	—	144
Current liabilities	(3,308)	(227)	(3,535)
Deferred revenue	(136)	(1,465)	(1,601)
Lease obligations	(144)	—	(144)
Net tangible assets (liabilities) assumed	(199)	(1,073)	(1,272)

Finite life intangible assets acquired:
Customer agreements and relationships	29,400	—	29,400
Existing technology	42,800	5,971	48,771
Trade names	1,100	—	1,100
Non-compete covenants	1,000	—	1,000
Goodwill	82,750	954	83,704
	156,851	5,852	162,703

				Supply
	NetCHB	Foxtrot	XPS	Vision	Total
Purchase price consideration:
Cash, less cash acquired related to NetCHB ($658), Foxtrot (Nil), XPS ($3,932) and Supply Vision ($413)	38,664	4,228	61,096	11,573	115,561
Contingent consideration	13,948	—	9,425	2,670	26,043
Net working capital adjustments payable (receivable)	51	66	978	4	1,099
	52,663	4,294	71,499	14,247	142,703
Allocated to:
Current assets, excluding cash acquired	469	835	2,449	718	4,471
Current liabilities	(367)	(22)	(1,483)	(532)	(2,404)
Deferred revenue	—	(336)	(2,196)	(132)	(2,664)
Net tangible assets (liabilities) assumed	102	477	(1,230)	54	(597)

Finite life intangible assets acquired:
Customer agreements and relationships	10,900	650	8,100	2,500	22,150
Existing technology	14,100	1,640	20,000	4,700	40,440
Trade names	64	—	100	30	194
Non-compete covenants	700	—	1,000	200	1,900
Goodwill	26,797	1,527	43,529	6,763	78,616
	52,663	4,294	71,499	14,247	142,703

Schedule of acquired intangible assets are being amortized over their estimated useful lives

	OCR	ASD	BoxTop	MCP	Seller-cloud
Customer agreements and relationships	13 years	13 years	13 years	8 years	12 years
Existing technology	6 years	6 years	6 years	6 years	6 years
Trade names	10 years	3-6 years	2 years	3 years	3 years
Non-compete covenants	5 years	5 years	5 years	5 years	5 years

	GroundCloud	Localz
Customer agreements and relationships	13 years	N/A
Existing technology	6 years	6 years
Trade names	6 years	N/A
Non-compete covenants	5 years	N/A

Supply
	NetCHB	Foxtrot	XPS	Vision
Customer agreements and relationships	13 years	13 years	11 years	11 years
Existing technology	6 years	6 years	6 years	6 years
Trade names	2 years	N/A	2 years	9 years
Non-compete covenants	5 years	N/A	5 years	5 years

Schedule of business acquisition on pro forma information

	January 31,	January 31,	January 31,
Year Ended	2025	2024	2023

Revenues	675,556	626,643	581,614
Net income	142,171	107,548	90,488
Earnings per share
Basic	1.66	1.26	1.07
Diluted	1.63	1.24	1.05